UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05071

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: November 30, 2012
Date of reporting period: August 31, 2012

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Saturna Investment Trust, Sextant Short Term Bond Fund

Issuer	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Certificate of Deposit – 3.4%
Financials – 3.4%
Consumer Finance
American Express Bank Med. Term CD	4.75% due 12/24/2013	$220,000	$231,421	3.4%
		220,000	231,421	3.4%

Corporate Bonds – 59.9%
Communications – 9.7%
Telecom Carriers
America Movil Sab De CV	2.375% due 09/18/2016	250,000	259,601	3.8%
Deutsche Telecom Int. Fin.	5.25% due 07/22/2013	250,000	259,765	3.9%
Verizon New England	4.75% due 10/01/2013	129,000	134,658	2.0%
		629,000	654,024	9.7%

Consumer Discretionary – 2.7%
Home Improvement
Stanley Works	4.90% due 11/01/2012	180,000	181,009	2.7%
		180,000	181,009	2.7%

Consumer Staples – 8.6%
Beverages
Coca Cola Hellenic	5.125% due 09/17/2013	100,000	103,098	1.5%

Food Manufacturing
Sara Lee	2.75% due 09/15/2015	245,000	252,971	3.8%

Household Products Manufacturing
Clorox	5.00% due 01/15/2015	200,000	217,896	3.3%
		545,000	573,965	8.6%

Energy – 9.1%
Exploration & Production
Encana	4.75% due 10/15/2013	100,000	103,921	1.6%

Integrated Oils
SeaRiver Maritime	0.00% due 09/01/2012	202,000	202,000	3.0%

Midstream – Oil & Gas
Kinder Morgan Energy Partners	5.00% due 12/15/2013	100,000	105,069	1.6%

Oil & Gas Services
Noble	5.875% due 06/01/2013	190,000	196,895	2.9%
		592,000	607,885	9.1%

Financials – 13.8%
Banks
PNC Funding	5.40% due 06/10/2014	200,000	216,135	3.2%

Investment Management
Blackrock	3.50% due 12/10/2014	250,000	266,326	4.0%

Life Insurance
Protective Life Secured Trust	5.00% due 05/15/2013	200,000	204,215	3.0%

Retail REIT
Simon Property Group	5.10% due 06/15/2015	220,000	242,119	3.6%
		870,000	928,795	13.8%

Health Care – 6.0%
Health Care Supply Chain
Express Scripts	6.25% due 06/15/2014	100,000	109,253	1.6%

Large Pharmaceuticals
Abbott Laboratories	5.60% due 11/30/2017	240,000	294,280	4.4%
		340,000	403,533	6.0%

Industrials – 1.5%
Power Generation Equipment
General Electric Capital	5.25% due 10/19/2012	100,000	100,573	1.5%
		100,000	100,573	1.5%

Materials – 2.5%
Base Metals
Rio Tinto Finance	8.95% due 05/01/2014	150,000	169,848	2.5%
		150,000	169,848	2.5%

Technology – 6.0%
Infrastructure Software
Oracle	3.75% due 07/08/2014	250,000	265,432	4.0%

IT Services
IBM	5.05% due 10/22/2012	135,000	135,873	2.0%
		385,000	401,305	6.0%
Total Corporate Bonds		3,791,000	4,020,937	59.9%

Foreign Government Bonds – 7.1%
Canadian Government
Canada Government	2.375% due 09/10/2014	230,000	239,867	3.6%
Ontario Province Canada	4.10% due 06/16/2014	220,000	234,437	3.5%
		450,000	474,304	7.1%

Municipal Bonds – 12.3%
General Obligation – 8.2%
Commerce Charter Township MI	5.50% due 12/01/2013	125,000	131,145	2.0%
Manhattan KS	3.276% due 12/01/2013	180,000	184,480	2.7%
Passaic NJ Taxable Pension GO	5.00% due 02/01/2013	100,000	100,246	1.5%
Southwestern MI Comm. College	4.875% due 05/01/2015	125,000	135,656	2.0%
		530,000	551,527	8.2%

Revenue – 4.1%
Dawson Springs KY ISD Bldg.[1]	3.60% due 08/01/2013	95,000	97,229	1.4%
Rhode Island Econ. Dev.	4.52% due 05/15/2013	175,000	178,790	2.7%
		270,000	276,019	4.1%
Total Municipal Bonds		800,000	827,546	12.3%

U.S. Government Bonds – 5.3%
Treasury Notes – 5.3%
United States Treasury Note	1.50% due 12/31/2013	350,000	355,961	5.3%
		350,000	355,961	5.3%

Total investments	(cost = $5,798,458)	$5,611,000	5,910,169	88.0%
Other assets (net of liabilities)			803,151	12.0%
Total net assets			$6,713,320	100.0%
(1) Indicates and odd lot. See note regarding odd lot securities.

Saturna Investment Trust, Sextant Bond Income Fund

Issuer	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets
Corporate Bonds – 56.7%
Consumer Discretionary – 2.2%
Auto Retail Stores
AutoZone	5.50% due 11/15/2015	$95,000	$107,073	1.4%

Home Improvement
Masco	7.125% due 08/15/2013	60,000	62,612	0.8%
		155,000	169,685	2.2%

Consumer Staples – 4.1%
Mass Merchants
Wal – Mart Stores	7.25% due 06/01/2013	45,000	47,233	0.6%

Pharmacies & Drug Stores
CVS Caremark Corp	6.25% due 06/01/2027	200,000	260,401	3.5%
		245,000	307,634	4.1%

Energy – 13.9%
Exploration & Production
Canadian Natural Resources	6.45% due 06/30/2033	225,000	289,729	3.8%

Integrated Oils
ConocoPhillips	6.00% due 01/15/2020	150,000	190,720	2.5%
SeaRiver Maritime	0.00% due 09/01/2012	225,000	225,000	3.0%
StatoilHydro	2.90% due 10/15/2014	200,000	210,240	2.8%
		575,000	625,960	8.3%

Oil & Gas Services
Baker Hughes	6.875% due 01/15/2029	100,000	136,212	1.8%
		900,000	1,051,901	13.9%

Financials – 11.5%
Banks
Bank of Nova Scotia Yankee	3.00% due 11/16/2026	250,000	249,278	3.3%

Institutional Brokerage
Morgan Stanley Dean Witter	6.75% due 10/15/2013	50,000	52,460	0.7%
Paine Webber Group	7.625% due 02/15/2014	50,000	54,025	0.7%
UBS AG Stanford	7.75% due 09/01/2026	200,000	242,585	3.2%
		300,000	349,070	4.6%

Property & Casualty
Allstate	7.50% due 06/15/2013	50,000	52,685	0.7%
Progressive	7.00% due 10/01/2013	75,000	79,751	1.0%
St. Pauls Travelers Insurance	5.50% due 12/01/2015	125,000	141,825	1.9%
		250,000	274,261	3.6%
		800,000	872,609	11.5%

Health Care – 9.4%
Generic Pharmaceuticals
Teva Pharmaceutical	3.65% due 11/10/2021	250,000	270,200	3.6%

Large Phamaceuticals
Merck & Co. (Schering)	6.50% due 12/01/2033	215,000	314,501	4.1%
Pharmacia	6.50% due 12/01/2018	100,000	127,360	1.7%
		315,000	441,861	5.8%
		565,000	712,061	9.4%

Industrials – 5.9%
Agricultural Machinery
Deere	8.10% due 05/15/2030	95,000	150,625	2.0%

Commercial Aircraft
Boeing	6.125% due 02/15/2033	215,000	292,429	3.9%
		310,000	443,054	5.9%

Materials – 2.9%
Basic & Diversified Chemicals
Air Products & Chemicals	8.75% due 04/15/2021	50,000	73,037	1.0%

Raw Material Suppliers
BHP Finance U.S.A.	5.25% due 12/15/2015	125,000	142,407	1.9%
		175,000	215,444	2.9%

Technology – 1.0%
Consumer Electronics
Phillips Electronics	7.25% due 08/15/2013	75,000	79,469	1.0%
		75,000	79,469	1.0%

Utilities – 5.8%
Integrated Utilities
Commonwealth Edison	7.50% due 07/01/2013	50,000	52,775	0.7%
Entergy Louisiana	5.40% due 11/01/2024	200,000	247,145	3.3%
Florida Power & Light	5.95% due 10/01/2033	100,000	135,086	1.8%
		350,000	435,006	5.8%
Total Coporate Bonds		3,575,000	4,286,863	56.7%

Foreign Government Bonds – 3.3%
Canadian Government – 3.3%
Quebec Canada Yankee	7.125% due 02/09/2024	175,000	247,259	3.3%
		175,000	247,259	3.3%

Municipal Bonds – 31.9%
General Obligation – 19.1%
City of Burlington Taxable GO 2009 Series B	5.75% due 11/01/2028	160,000	177,640	2.3%
Dell Rapids SCD #49 – 3	6.257% due 01/15/2030	200,000	223,852	3.0%
Dupage Co. Il CCD #502	5.50% due 01/01/2026	150,000	168,164	2.2%
Idaho Hsg. & Fin. GARVEE BAB A-2	5.379% due 07/15/2020	180,000	212,078	2.8%
Milan Co. MI Area Schools	6.45% due 05/01/2024	150,000	174,451	2.3%
San Marcos Texas ULTD GO BAB	6.028% due 8/15/2030	200,000	227,450	3.0%
Springville UT GO BAB	5.30% due 05/01/2031	240,000	261,298	3.5%
		1,280,000	1,444,933	19.1%

Revenue – 12.8%
American Municipal Power Ohio Rev.	7.20% due 02/15/2029	250,000	327,575	4.3%
Graves Co. KY SCD Bldg. Lease Rev.	5.95% due 06/01/2024	150,000	167,903	2.2%
Johnson Co. KS Bldg. Ls./Pr. REV. BAB	4.60% due 09/01/2026	250,000	270,940	3.6%
Oklahoma City Fin. Auth. Ed. Lease Rev.	6.60% due 09/01/2022	160,000	200,262	2.7%
		810,000	966,680	12.8%
Total municipal bonds		2,090,000	2,411,613	31.9%

Total investments	(cost = $6,257,851)	$5,840,000	6,945,735	91.9%
Other assets (net of liabilities)			609,387	8.1%
Total net assets			$7,555,122	100.0%

Saturna Investment Trust, Sextant Core Fund

Common Stocks – 46.0%	Number of Shares	Market Value	Country[1]	Percentage of Assets
Communications – 2.6%
Local Media
Pearson ADS	3,100	$59,210	United Kingdom	0.8%

Telecom Carriers
AT&T	2,600	95,264		1.4%
China Mobile ADS	500	26,845	Hong Kong	0.4%
		122,109		1.8%
		181,319		2.6%

Consumer Discretionary – 4.3%
Apparel, Footwear, Accessory Desgn
Nike	900	87,624		1.3%

Auto Parts
Autoliv	1,000	59,290		0.8%

Home Improvement
Stanley Black & Decker	446	29,338		0.4%

Home Products Stores
Lowe's	1,400	39,872		0.6%

Passenger Transportation
LATAM Airlines ADR	3,500	82,565	Chile	1.2%
		298,689		4.3%

Consumer Staples – 7.4%
Beverages
Companhia de Bebidas ADR	2,000	75,220	Brazil	1.1%
PepsiCo	1,000	72,430		1.0%
		147,650		2.1%

Food Manufacturing
General Mills	2,000	78,660		1.1%
H.J. Heinz	1,500	83,580		1.2%
		162,240		2.3%

Household Products Manufacturing
Kimberly – Clark	925	77,330		1.1%
Procter & Gamble	900	60,471		0.9%
Unilever ADS	1,850	66,378	United Kingdom	1.0%
		204,179		3.0%
		514,069		7.4%

Energy – 6.5%
Exploration & Production
Devon Energy	1,200	69,396		1.0%
FX Energy[2]	7,500	57,375		0.9%
WPX Energy[2]	1,000	15,600		0.2%
		142,371		2.1%

Integrated Oils
Cenovus	1,000	32,700	Canada	0.5%
ConocoPhillips	1,250	70,988		1.0%
Statoil ADS	2,003	51,217	Norway	0.7%
Total ADR	1,100	54,846	France	0.8%
		209,751		3.0%

Midstream-Oil & Gas
Williams Companies	3,000	96,810		1.4%
		448,932		6.5%

Financials – 2.4%
Banks
PNC Bank	800	49,728		0.7%
Toronto – Dominion Bank	750	61,410	Canada	0.9%
		111,138		1.6%

Property & Casualty
Chubb	750	55,417		0.8%
		166,555		2.4%

Health Care – 7.5%
Health Care Supply Chain
Express Scripts[2]	1,200	75,144		1.1%

Large Pharmaceuticals
Abbott Laboratories	300	19,662		0.3%
Johnson & Johnson	900	60,687		0.9%
GlaxoSmithKline ADR	500	22,745	United Kingdom	0.3%
Novartis ADR	950	56,059	Switzerland	0.8%
Novo Nordisk ADS	400	62,844	Denmark	0.9%
Sanofi – Aventis ADR	1,037	42,465		0.6%
		264,462		3.8%

Managed Care
Humana	1,000	70,080		1.0%
UnitedHealth Group	2,000	108,600		1.6%
		178,680		2.6%
		518,286		7.5%

Industrials – 3.2%
Flow Control Equipment
Parker Hannifin	500	39,990		0.6%

Indus Automation Controls
Honeywell International	850	49,683		0.7%

Rail Freight Transportation
Canadian National Railway	800	73,232	Canada	1.1%
Norfolk Southern	800	57,968		0.8%
		131,200		1.9%
		220,873		3.2%

Materials – 5.1%
Base Metals
Anglo American ADR	1,119	15,498	South Africa[3]	0.2%
Freeport – McMoRan Copper & Gold	1,000	36,110	Indonesia[3]	0.5%
		51,608		0.7%

Basic & Diversified Chemicals
Praxair	700	73,850		1.1%

Containers & Packaging Manufacturing
3M	600	55,560		0.8%

Precious Metal Mining
Barrick Gold	1,000	38,520	Canada	0.6%

Raw Materials Suppliers
BHP Billiton ADS	650	42,770	Australia	0.6%

Specialty Chemicals
BASF ADS	400	30,988	Germany	0.5%
RPM International	1,000	27,410		0.4%
		58,398		0.9%

Steel Producers
Nucor	800	30,120		0.4%
		350,826		5.1%

Technology – 5.0%
Communications Equipment
Apple	125	83,155		1.2%
Harris	800	37,624		0.5%
		120,779		1.7%

Computer Hardware
Hewlett – Packard	1,200	20,256		0.3%

Semiconductor Devices
Intel	3,000	74,490		1.1%
Qualcomm	1,000	61,460		0.9%
		135,950		2.0%

Semiconductor Manufacturing Services
Taiwan Semiconductor ADS	4,534	66,650	Taiwan	1.0%
		343,635		5.0%

Utilities – 2.0%
Electric & Gas Marketing & Trading
E.ON ADR	2,500	57,150	Germany	0.8%

Integrated Utilities
Idacorp	1,400	58,030		0.8%

Power Generation
NRG Energy	1,200	25,608		0.4%
		140,788		2.0%

Total Common Stocks		$3,183,972		46.0%

Issuer	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets
Corporate Bonds – 34.5%
Consumer Discretionary – 5.8%
Consumer Electronics & Appliance Stores
Best Buy	3.75% due 03/15/2016	$100,000	$93,590	1.4%

Home Products Stores
Home Depot	5.40% due 03/01/2016	100,000	116,023	1.7%

Office Supplies
Pitney Bowes	4.875% due 08/15/2014	100,000	105,002	1.5%

Other Specialty Retail
Staples	7.375% due 10/01/2012	90,000	90,418	1.3%
		390,000	405,033	5.9%

Energy – 3.2%
Integrated Oils
SeaRiver Maritime	0.00% due 09/01/2012	112,000	112,000	1.6%

Utility Networks
Boardwalk Pipelines	5.50% due 02/01/2017	100,000	110,210	1.6%
		212,000	222,210	3.2%

Financials – 13.8%
Banks
Branch Banking & Trust	5.625% due 09/15/2016	100,000	114,510	1.7%
Key	6.50% due 05/14/2013	100,000	103,953	1.5%
Wilmington Trust Corp	8.50% due 04/02/2018	100,000	120,963	1.7%
		300,000	339,426	4.9%

Commercial Finance
General Electric Capital	5.35% due 04/15/2022	101,000	114,445	1.7%

Consumer Finance
Western Union	5.93% due 10/01/2016	30,000	35,441	0.5%

Institutional Brokerage
Morgan Stanley	7.00% due 10/01/2013	100,000	105,013	1.5%

Life Insurance
Genworth Financial	5.75% due 06/15/2014	100,000	102,784	1.5%

Mortgage Finance
Countrywide Home Loan	6.73% due 04/17/2013	100,000	100,456	1.4%

Property & Casualty
Berkley WR	5.875% due 02/15/2013	100,000	102,144	1.5%

Security & Commodity Exchanges
NASDAQ OMX Group	5.55% due 01/15/2020	50,000	53,539	0.8%
		881,000	953,248	13.8%

Industrials – 5.1%
Commercial & Residential Building Equipment & Systems
Cooper US	5.25% due 11/15/2012	100,000	100,912	1.5%
Tyco International	8.50% due 01/15/2019	100,000	134,283	1.9%
		200,000	235,195	3.4%

Industrial Automation Controls
Emerson Electric	5.375% due 10/15/2017	100,000	119,061	1.7%
		300,000	354,256	5.1%

Materials – 1.7%
Specialty Chemicals
EI du Pont de Nemours	5.25% due 12/15/2016	100,000	117,805	1.7%
		100,000	117,805	1.7%

Technology – 4.8%
Computer Hardware
Hewlett-Packard Company	2.35% due 03/15/2015	100,000	101,493	1.5%

Infrastructure Software
Oracle	5.25% due 01/15/2016	100,000	115,126	1.7%

IT Services
Computer Sciences	6.50% due 03/15/2018	100,000	112,375	1.6%
		300,000	328,994	4.8%
Total corporate bonds		2,183,000	2,381,546	34.5%

Government Agency Bonds – 1.5%
Federal Home Loan Bonds
Fed Home Loan Bank FHLB	0.94% due 05/15/2017	100,000	100,091	1.5%
		100,000	100,091	1.5%

Municipal Bonds – 3.2%
General Obligation
Lake Washington SD #414, WA BAB	4.906% due 12/01/2027	100,000	106,971	1.5%
Skagit SD #1	4.613% due 12/01/2022	100,000	117,330	1.7%
		$200,000	224,301	3.2%

Total investments	(cost = $5,199,472)		5,889,910	85.2%
Other assets (net of liabilities)			1,025,928	14.8%
Total net assets			$6,915,838	100.0%

(1) Country of domicile unless otherwise indicated; equities are issued from U.S. domiciled companies where no Country is listed
(2) Non-income producing security
(3) Denotes country of primary exposure

ADS: American Depositary Share
ADR: American Depositary Receipt

Saturna Investment Trust, Sextant Global High Income Fund

Common Stocks – 39.0%	Number of Shares	Market Value		Country[1]	Percentage of Assets
Communications – 5.4%
Telecom Carriers
France Telecom ADR	4,700	$65,330		France	1.5%
Portugal Telecom ADR	17,000	83,640		Portugal	1.9%
SK Telecom ADR	6,200	88,908		Korea	2.0%
		237,878			5.4%

Consumer Discretionary – 6.8%
Automobile OEM
Daimler	1,500	73,524		Germany	1.7%

Lodging
Whistler Blackcomb	12,000	140,725		Canada	3.2%

Passenger Transportation
Firstgroup	21,000	81,684		United Kingdom	1.9%
		295,933			6.8%

Consumer Staples – 3.3%
Food Manufacturing
H.J. Heinz	1,200	66,864		United States	1.5%

Household Products Manufacturing
Unilever	2,300	79,994		Netherlands	1.8%
		146,858			3.3%

Energy – 5.4%
Exploration & Production
EnCana	3,500	77,700		Canada	1.8%

Integrated Oils
Royal Dutch Shell	1,000	69,970		Netherlands[2]	1.6%
Total ADR	1,800	89,748		France	2.0%
		159,718			3.6%
		237,418			5.4%

Financials – 6.5%
Banks
HSBC ADR	1,800	78,534		United Kingdom	1.8%
Itau Unibanco ADR	5,400	85,374		Brazil	1.9%
Malayan Banking	28,000	82,082		Malaysia	1.9%
		245,990			5.6%

Investment Management
City of London Investment Group	7,500	40,438		United Kingdom	0.9%
		286,428			6.5%

Health Care – 3.5%
Large Pharmaceuticals
GlaxoSmithKline ADR	1,500	68,235		United Kingdom	1.6%
Novartis ADR	1,400	82,614		Switzerland	1.9%
		150,849			3.5%

Industrials – 1.7%
Infrastructure Construction
Hopewell Highway Infrastructure	125,000	76,141		China	1.7%
		76,141			1.7%

Materials – 1.5%
Precious Metal Mining
Gold Fields ADR	5,500	67,760		South Africa	1.5%
		67,760			1.5%

Utilities – 4.9%
Elec & Gas Mktg & Trading
E.ON ADR	3,600	82,296		Germany	1.9%

Power Generation
Centrais Electricas Brasileiras ADR	7,300	66,065		Brazil	1.5%
GDF Suez ADR	2,600	63,596		France	1.5%
		129,661			3.0%
		211,957			4.9%

Total Common Stock		1,711,222			39.0%

Preferred Stock – 3.9%
Financials – 3.9%
Institutional Brokerage
JPM Chase Capital Pfd C 6.70%	3,300	87,021		United States	2.0%
Morgan Stanley Cap Tr Cum Pfd 6.60%	3,300	82,731		United States	1.9%
		$169,752			3.9%

Corporate Bonds – 34.5%
Issuer	Coupon / Maturity	Face Amount	Market Value	Country[1]	Percentage of Assets
Communications – 6.0%
Telecom Carriers
AT&T	6.50% due 03/15/2013	$150,000	$154,612	United States	3.5%
Sprint Nextel	8.375% due 08/15/2017	100,000	110,000	United States	2.5%
		250,000	264,612		6.0%

Consumer Discretionary – 10.5%
Apparel, Footwear, Accessory Design
Hanesbrands	6.375% due 12/15/2020	150,000	162,750	United States	3.7%

E-Commerce
Netflix	8.5% due 11/15/2017	175,000	187,250	United States	4.3%

Other Specialty Retail
Toys R Us Property Co. I	10.75% due 07/15/2017	60,000	66,150	United States	1.5%
Toys R Us Property Co. II	8.50% due 12/01/2017	40,000	43,300	United States	1.0%
		100,000	109,450		2.5%
		425,000	459,450		10.5%

Consumer Staples – 2.4%
Household Products Manufacturing
Revlon	9.75% due 11/15/2015	100,000	106,000	United States	2.4%
		100,000	106,000		2.4%

Energy – 9.5%
Midstream – Oil & Gas
Chesapeake Midstream Partners	6.125% due 07/15/2022	125,000	129,687	United States	3.0%

Refining & Marketing
Atlas Pipeline	8.75% due 06/15/2018	125,000	134,062	United States	3.0%
Tesoro	6.25% due 11/01/2012	100,000	100,500	United States	2.3%
Valero Energy	6.70% due 01/15/2013	50,000	51,002	United States	1.2%
		275,000	285,564		6.5%
		400,000	415,251		9.5%

Financials – 1.2%
Banks
ZIONS Bancorporation	5.00% due 11/07/2012	54,000	54,129	United States	1.2%
		54,000	54,129		1.2%

Technology – 4.9%
Computer Hardware
Hewlett Packard	8.625% due 11/01/2012	55,000	55,453	United States	1.3%

Semiconductor Devices
Advanced Micro Devices	8.125% due 12/15/2017	150,000	157,500	United States	3.6%
		205,000	212,953		4.9%

Total Corporate Bonds		$1,434,000	1,512,395		34.5%

Government Bonds – 2.7%
Foreign Government Bonds – 2.7%
Republic of South Africa	8.25% due 09/15/2017	900,000	117,569	South Africa	2.7%
		900,000	117,569		2.7%

Total investments	(cost = $3,428,650)		3,510,938		80.1%
Other assets (net of liabilities)			875,258		19.9%
Total net assets			$4,386,196		100.0%
(1) Country of domicile unless otherwise indicated
(2) Denotes country of primary exposure
ADS: American Depositary Share
ADR: American Depositary Receipt

Saturna Investment Trust, Sextant Growth Fund

Common Stock – 94.8%	Number of Shares	Market Value	Percentage of Assets
Communications – 3.4%
Local Media
John Wiley & Sons	10,000	$493,400	2.0%

Telecom Carriers
AT&T	10,000	366,400	1.4%
		859,800	3.4%

Consumer Discretionary – 17.3%
Automobile OEM
Ford Motor	35,000	326,900	1.3%

E – Commerce
Amazon.com[1]	6,000	1,489,620	6.0%

Home Improvement
Stanley Black & Decker	3,000	197,340	0.8%

Home Products Stores
Bed Bath & Beyond[1]	9,000	604,530	2.4%
Lowe's	15,000	427,200	1.7%
		1,031,730	4.1%

Lodging
Red Lion Hotels[1]	41,000	298,480	1.2%

Other Specialty Retail
Staples	15,000	163,800	0.6%

Passenger Transportation
Alaska Air[1]	8,000	268,400	1.1%
Delta Air Lines[1]	40,000	346,000	1.4%
		614,400	2.5%

Specialty Apparel Stores
Guess?	8,000	208,480	0.8%
		4,330,750	17.3%

Consumer Staples – 6.4%
Beverages
Dr Pepper Snapple	16,000	716,960	2.9%
PepsiCo	8,000	579,440	2.3%
		1,296,400	5.2%

Mass Merchants
Costco Wholesale	3,000	293,610	1.2%
		1,590,010	6.4%

Energy – 1.4%
Exploration & Production
Devon Energy	6,000	346,980	1.4%
		346,980	1.4%

Financials – 4.3%
Investment Management
Invesco Limited	10,000	236,800	0.9%

Property & Casualty
Chubb	7,000	517,230	2.1%

Wealth Management
Charles Schwab	25,000	337,250	1.3%
		1,091,280	4.3%

Health Care – 10.0%
Biotech
Amgen	3,700	310,504	1.3%

Health Care Facilites
AmSurg[1]	15,000	441,150	1.8%
VCA Antech[1]	8,000	154,720	0.6%
		595,870	2.4%

Large Pharmaceuticals
Abbott Laboratories	7,000	458,780	1.8%
Johnson & Johnson	10,000	674,300	2.7%
		1,133,080	4.5%

Pharmacies & Drug Stores
CVS Caremark	10,000	455,500	1.8%
		2,494,954	10.0%

Industrials – 19.7%
Aerospace & Defense Parts
Astronics[1]	10,000	280,000	1.1%

Commerical Aircraft
Boeing	5,000	357,000	1.4%

Industrial Automation Controls
Honeywell International	10,000	584,500	2.3%

Industrial Machinery Manufacturing
Middleby[1]	2,000	230,300	0.9%
Regal-Beloit	5,500	374,330	1.5%
		604,630	2.4%

Measurement Instruments
Agilent Technologies	13,000	483,080	1.9%
Trimble Navigation[1]	14,000	686,420	2.8%
		1,169,500	4.7%

Metalworking Machinery Manufacturing
Lincoln Electric Holdings	12,000	495,000	2.0%

Post & Courier Services
United Parcel Service	6,000	442,860	1.8%

Rail Freight Transportation
Norfolk Southern	7,000	507,220	2.0%
Union Pacific	4,000	485,760	2.0%
		992,980	4.0%
		4,926,470	19.7%

Materials – 2.7%
Base Metals
Alcoa	30,000	256,800	1.0%

Precious Metal Mining
Coeur D'Alene Mines[1]	12,000	275,880	1.1%

Steel Producers
Nucor	4,000	150,600	0.6%
		683,280	2.7%

Technology – 24.7%
Application Software
Adobe Systems[1]	11,000	343,970	1.4%
Intuit	12,000	702,480	2.8%
		1,046,450	4.2%

Communications Equipment
Apple	4,800	3,193,152	12.7%
Cisco Systems	10,000	190,800	0.8%
		3,383,952	13.5%

Computer Hardware
Hewlett-Packard	18,000	303,840	1.2%

Infrastructure Software
Oracle	19,000	601,350	2.4%

Other Hardware
3D Systems[1]	10,000	437,100	1.7%

Semicomductor Devices
Qualcomm	7,000	430,220	1.7%
		6,202,912	24.7%

Utilities – 4.9%
Integrated Utilities
Duke Energy	3,333	215,912	0.8%

Utility Networks
Piedmont Natural Gas	8,000	249,840	1.0%
Sempra Energy	6,000	397,200	1.6%
Spectra Energy	13,000	367,380	1.5%
		1,014,420	4.1%
		1,230,332	4.9%

Total investments	(Cost =$14,823,564 )	23,756,768	94.8%
Other assets (net of liabilities)		1,291,911	5.2%
Total net assets		$25,048,679	100.0%
(1) Non income producing security

Saturna Investment Trust, Sextant International Fund

Common Stocks – 73.8%	Number of Shares	Market Value	Country[1]	Percentage of Assets
Communications – 11.4%
Local Media
Pearson ADR	90,000	$1,719,000	United Kingdom	1.0%

Telecom Carriers
America Movil ADR	60,000	1,535,400	Mexico	0.9%
BCE	60,000	2,669,400	Canada	1.5%
China Mobile ADR	25,000	1,342,250	Hong Kong	0.8%
Chorus[2]	30,800	413,028	New Zealand	0.2%
Millicom International Cellular	10,000	860,369	Global[3]	0.5%
PT Indosat ADR	23,000	622,150	Indonesia	0.3%
SK Telecom ADR	30,000	430,200	South Korea	0.2%
Telecom New Zealand ADR	50,000	489,000	New Zealand	0.3%
Telecommunicacoes Brazil ADR	50,000	1,068,500	Brazil	0.6%
Telefonica ADR	184,736	2,320,284	Spain	1.3%
Telus	45,000	2,784,150	Canada	1.6%
Turkcell Iletisim Hizmetleri ADR[2]	70,000	1,036,000	Turkey	0.6%
Vodaphone ADR	100,000	2,892,000	United Kingdom	1.6%
		18,462,731		10.4%
		20,181,731		11.4%

Consumer Discretionary – 9.2%
Automobile OEM
Nissan Motor ADR	120,000	2,240,400	Japan	1.3%
Tata Motors ADR	50,000	1,056,000	India	0.6%
Toyota Motor ADR	30,000	2,388,600	Japan	1.3%
		5,685,000		3.2%

Lodging
Orient – Express Hotels Class A2	277,000	2,434,830	Global[3]	1.4%

Passenger Transportation
Copa Holdings Class A	60,000	4,657,800	Panama	2.6%
LATAM Airlines ADR	130,000	3,066,700	Chile	1.7%
Ryanair ADR[2]	20,000	620,800	Ireland	0.3%
		8,345,300		4.6%
		16,465,130		9.2%

Consumer Staples – 4.3%
Beverages
Coca – Cola Femsa ADR	27,557	3,363,332	Mexico	1.9%
Fomento Economico Mexico ADR	30,000	2,535,000	Mexico	1.4%
		5,898,332		3.3%

Household Products Manufacturing
Unilever ADR	50,000	1,794,000	United Kingdom	1.0%
		7,692,332		4.3%

Energy – 7.8%
Exploration & Production
EnCana	40,000	888,000	Canada	0.5%

Integrated Oils
BG ADR	70,000	1,437,100	United Kingdom	0.8%
BP ADR	50,000	2,103,000	United Kingdom	1.2%
Cenovus Energy	60,000	1,962,000	Canada	1.1%
Ente Nazionale Idrocarburi	50,000	2,205,500	Italy	1.2%
Petroleo Brasileiro ADR	70,000	1,479,800	Brazil	0.8%
Statoil ADR	60,000	1,534,200	Norway	0.9%
Total ADR	45,000	2,243,700	France	1.3%
		12,965,300		7.3%
		13,853,300		7.8%

Financials – 8.0%
Banks
Australia & New Zealand Banking ADR	80,000	2,059,200	Australia	1.2%
Banco Santander ADR	200,000	1,516,000	Brazil	0.8%
HSBC ADR	70,000	3,054,100	United Kingdom	1.7%
ICICI Bank ADR	60,000	1,951,800	India	1.1%
Mitsubishi UFJ Financial Group ADR	500,000	2,270,000	Japan	1.3%
Toronto – Dominion Bank	40,000	3,275,200	Canada	1.8%
		14,126,300		7.9%

Institutional Brokerage
Nomura Holdings ADR	30,000	99,900	Japan	0.1%
		14,226,200		8.0%

Health Care – 8.2%
Generic Pharmaceuticals
Teva Pharmaceutical ADR	50,000	1,979,000	Israel	1.1%

Large Pharmaceuticals
GlaxoSmithKline ADR	50,000	2,274,500	United Kingdom	1.3%
Novartis ADR	60,000	3,540,600	Switzerland	2.0%
Novo Nordisk ADR	25,000	3,927,750	Denmark	2.2%
		9,742,850		5.5%

Specialty Pharmaceuticals
Shire ADR	32,000	2,897,280	Ireland	1.6%
		14,619,130		8.2%

Industrials – 0.2%
Construction & Mining Machinery
Metso ADR	12,100	431,970	Finland	0.2%
		431,970		0.2%

Materials – 11.9%
Agricultural Chemicals
Potash Corp. of Saskatchewan	80,000	3,285,600	Canada	1.8%
Quimica Y Minura ADR	15,000	924,600	Chile	0.5%
		4,210,200		2.3%

Base Metals
Anglo American ADR	150,000	2,077,500	South Africa[4]	1.2%
Teck Resources	100,000	2,770,000	Canada	1.5%
		4,847,500		2.7%

Paper Manufacturing
Fibria Celulose[2]	150,000	1,159,500	Brazil	0.7%

Precious Metal Mining
Barrick Gold	60,000	2,311,200	Canada	1.3%
Newcrest Mining ADR	89,301	2,327,184	Australia	1.3%
		4,638,384		2.6%

Raw Material Suppliers
BHP Billiton ADR	30,000	1,974,000	Australia	1.1%
Vale ADR	110,000	1,800,700	Brazil	1.0%
		3,774,700		2.1%

Specialty Chemicals
BASF ADR	25,000	1,936,750	Germany	1.1%

Steel Producers
Tenaris ADR	15,000	625,650	Argentina[4]	0.4%
		21,192,684		11.9%

Technology – 10.7%
Application Software
Dassault Systems ADR	25,000	2,440,000	France	1.4%
Nice Systems ADR[2]	80,000	2,502,400	Israel	1.4%
SAP ADR	50,000	3,283,000	Germany	1.8%
		8,225,400		4.6%

Electronics Components
Nidec ADR	26,703	531,390	Japan	0.3%

IT Services
Infosys ADR	50,000	2,126,500	India	1.2%
Wolters Kluwer	120,000	2,164,718	Netherlands	1.2%
		4,291,218		2.4%

Printing & Imaging
Canon ADR	50,000	1,664,500	Japan	1.0%

Semiconductor Capital Equipment
ASML	75,000	4,257,750	Netherlands	2.4%
		18,970,258		10.7%

Utilities – 2.1%
Utility Networks
CPFL Energia ADR	120,000	2,517,600	Brazil	1.4%
Enersis ADR	65,000	1,070,550	Chile	0.6%
Korea Electric Power ADR[2]	20,000	214,200	South Korea	0.1%
		3,802,350		2.1%

Total investments	(Cost = $116,187,451)	131,435,085		73.8%
Other assets (net of liabilities)		46,581,488		26.2%
Total net assets		$178,016,573		100.0%

(1) Country of domicile unless otherwise indicated
(2) Non-income producing
(3) Denotes a worldwide presence, comprising an entity with exposure to many regions and countries
(4) Denotes country of primary exposure
ADR: American Depositary Share
ADR: American Depositary Receipt

Saturna Investment Trust, Idaho Tax Exempt Fund
Municipal Bonds – 91.9%
Issuer	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets
Electric Power – 0.8%
Idaho Falls ID Electric Revenue	6.75% due 04/01/2020	$110,000	$120,117	0.8%
		110,000	120,117	0.8%

Financial Services – 0.6%
Idaho Bond Bank Authority[1]	4.00% due 09/15/2019	90,000	102,134	0.6%
		90,000	102,134	0.6%

General Obligation – 56.7%
Ada & Canyon Cos. ID JSD #2 Meridian	5.00% due 08/15/2020	165,000	187,382	1.2%
Ada & Canyon Cos. ID JSD #2 Meridian	5.00% due 08/15/2021	155,000	176,026	1.1%
Ada & Canyon Cos. ID JSD #2 Meridian[1]	5.50% due 07/30/2015	50,000	56,799	0.4%
Ada & Canyon Cos. ID JSD #3 Kuna	5.00% due 09/15/2019	240,000	274,109	1.7%
Ada & Canyon Cos. ID SCD #3 Kuna	4.00% due 08/15/2022	400,000	478,168	3.0%
Adams & Washington Cos. ID JSD #432	4.00% due 08/15/2019	100,000	108,523	0.7%
Bingham Co. ID SCD #52 Snake HS	4.00% due 09/01/2020	250,000	283,663	1.8%
Bingham Co. ID SCD #52 Snake HS	4.00% due 09/01/2027	200,000	219,734	1.4%
Blaine Co. ID Series A	4.05% due 08/01/2023	150,000	164,805	1.0%
Bonneville & Bingham Cos. ID JSD #93	5.00% due 09/15/2029	250,000	306,110	1.9%
Bonneville & Bingham Cos. ID JSD #93	4.50% due 09/15/2016	150,000	168,425	1.0%
Boundary Co. ID SCD #101	4.00% due 08/15/2021	240,000	264,617	1.7%
Canyon Co. ID SCD #131 Nampa	5.00% due 08/15/2023	105,000	119,077	0.7%
Canyon Co. ID SCD #131 Nampa	4.75% due 08/15/2019	325,000	338,809	2.1%
Canyon Co. ID SCD #134 Middleton	4.65% due 07/31/2016	170,000	176,773	1.1%
Canyon Co. ID SCD #139 Vallivue	4.35% due 09/15/2025	350,000	377,570	2.4%
Canyon Co. ID SCD #139 Vallivue	5.00% due 09/15/2024	260,000	323,586	2.0%
Clark Co. ID SCD	2.50% due 08/01/2016	280,000	299,034	1.9%
Fremont & Madison Cos. ID JSD #215	4.125% due 08/15/2024	130,000	144,104	0.9%
Fremont & Madison Cos. ID JSD #215	4.00% due 08/15/2019	200,000	227,152	1.4%
Jefferson & Madison Cos. ID SCD #251 Rigby	4.25% due 09/01/2024	100,000	111,580	0.7%
Jerome, Lincoln, & Gooding Cos. ID JSD #261	3.75% due 09/15/2018	125,000	136,695	0.9%
Jerome, Lincoln, & Gooding Cos. ID JSD #261	5.00% due 09/15/2022	250,000	280,023	1.8%
Kootenai-Shoshone ID Area Libraries	4.25% due 08/01/2021	220,000	234,337	1.5%
Latah, Nez Perce, & Clearwater ID JSD #283	4.50% due 08/15/2027	190,000	215,004	1.4%
Lemhi Co. ID	4.20% due 08/01/2015	100,000	101,046	0.6%
Madison Co. ID SCD #321 Rexburg	4.50% due 08/15/2024	410,000	442,296	2.8%
Madison Co. ID SCD #321 Rexburg	4.50% due 08/15/2026	250,000	268,063	1.7%
Meridian ID Free Library District	5.00% due 08/01/2015	100,000	101,828	0.6%
Minidoka & Jerome Cos. ID JSD #331	4.375 due 08/15/2024	225,000	237,618	1.5%
Minidoka & Jerome Cos. ID JSD #331	4.50% due 08/15/2025	160,000	169,224	1.1%
Minidoka & Jerome Cos. ID JSD #331[1]	4.50% due 08/15/2018	75,000	82,364	0.5%
Minidoka & Jerome Cos. ID JSD #331[1]	4.50% due 08/15/2020	75,000	80,907	0.5%
Nampa ID Series B	5.00% due 08/01/2020	200,000	219,030	1.4%
Owyhee & Canyon Cos. ID JSD #370 Homedale	4.55% due 08/15/2016	160,000	183,706	1.1%
Owyhee & Elmore Cos. ID JSD #365 Grand View	4.00% due 08/15/2027	350,000	393,995	2.5%
Payette Co. ID SCD #373	5.00% due 09/15/2024	350,000	388,119	2.4%
Twin Falls & Gooding Cos. ID JSD #412	4.125 due 09/01/2023	100,000	117,578	0.7%
Twin Falls Co. ID SCD #411	4.30% due 09/15/2025	120,000	129,223	0.8%
Valley & Adams Cos. ID JSD #421 McCall	4.50% due 08/01/2022	135,000	146,549	0.9%
Valley & Adams Cos. ID JSD #421 McCall	4.50% due 08/01/2024	290,000	311,880	1.9%
		8,155,000	9,045,531	56.7%

Medical/Hospitals – 2.4%
Idaho Health Facility Authority Revenue	6.00% due 02/01/2023	200,000	245,754	1.5%
Idaho Health Facility Authority Revenue	6.25% due 12/01/2033	115,000	138,721	0.9%
		315,000	384,475	2.4%

Municipal Leases – 1.0%
Nez Perce Co. ID COPS	4.50% due 02/01/2021	150,000	158,135	1.0%
		150,000	158,135	1.0%

Pollution Control – 3.5%
Caldwell ID Sewer Revenue	4.50% due 09/01/2019	100,000	117,292	0.7%
Idaho Bond Bank Authority	4.30% due 09/01/2022	135,000	140,882	0.9%
Idaho Bond Bank Authority Revenue[1]	4.125% due 09/15/2023	75,000	81,715	0.5%
Moscow ID Sewer Revenue	4.45% due 05/01/2028	200,000	219,992	1.4%
		510,000	559,881	3.5%

Real Estate – 2.3%
Idaho Housing & Finance Association[1]	5.65% due 7/01/2028	20,000	20,458	0.1%
Idaho State Building Authority Revenue	4.50% due 09/01/2023	110,000	114,623	0.7%
Post Falls ID LID SPA	5.00% due 05/01/2021	240,000	240,038	1.5%
		370,000	375,119	2.3%

State Education – 11.5%
Boise State University Revenues	4.50% due 04/01/2027	250,000	271,122	1.7%
Boise State University Revenues	5.00% due 04/01/2034	385,000	429,864	2.7%
Idaho State University Revenues	4.90% due 04/01/2017	150,000	150,492	0.9%
Idaho State University Revenues	4.625% due 04/01/2024	220,000	230,003	1.4%
University of Idaho Revenues	5.00% due 04/01/2028	225,000	255,429	1.6%
University of Idaho Revenues	5.00% due 04/01/2019	200,000	215,736	1.4%
University of Idaho Revenues	5.00% due 04/01/2020	260,000	278,559	1.8%
		1,690,000	1,831,205	11.5%

Transportation – 3.5%
Idaho Housing & Finance Association	4.60% due 07/15/2023	250,000	278,727	1.8%
Idaho Housing & Finance Association	5.00% due 07/15/2024	200,000	223,272	1.4%
Idaho Housing & Finance Association[1]	5.00% due 07/15/2027	50,000	55,869	0.3%
		500,000	557,868	3.5%

Urban Renewal – 3.0%
Boise City ID Urban Renewal Agency Lease Revenue	5.00% due 08/15/2020	160,000	178,110	1.1%
Boise City ID Urban Renewal Agency Lease Revenue[1]	5.00% due 08/15/2021	90,000	99,547	0.6%
Jerome Urban Renewal District	5.40% due 09/01/2013	200,000	200,000	1.3%
		450,000	477,657	3.0%

Water Supply – 6.6%
Chubbuck ID Water Revenue	4.00% due 09/01/2025	155,000	173,079	1.1%
Idaho Bond Bank Authority	4.00% due 09/15/2024	100,000	108,469	0.7%
Idaho Bond Bank Authority	5.00% due 09/15/2026	250,000	276,212	1.7%
Pocatello ID Water Revenue	4.50% due 02/01/2024	100,000	107,894	0.7%
Pocatello ID Water Revenue	4.75% due 02/01/2026	350,000	381,972	2.4%
		955,000	1,047,626	6.6%

Total investments	(cost = $13,698,873)	$13,295,000	14,659,748	91.9%
Other assets (net of liabilities)			1,289,417	8.1%
Total net assets			$15,949,165	100.0%
(1) Indicates and odd lot. See note regarding odd lot securities.

Security valuation:

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using a matrix. This technique considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, trading activity, and general market conditions. In the absence of a valuation from an independent service for a security, a fair value for such security in determined in good fath by or under the direction of the board of trustees.

Fixed-income debt instruments, such as commercial paper, bankers' acceptances and U.S. Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-U.S. securities.

In the case which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Fair Value Measurements Disclosure:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 : Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 : Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 : Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2012 in valuing the Funds' investments carried at value:

Funds	Total	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Short – Term Bond

Certificate of Deposit	$231,421	$ –	$231,421	$ –
Corporate Bonds	$4,020,937	$ –	$4,020,937	$ –
Foreign Government Bonds	$474,304	$ –	$474,304	$ –
Municipal Bonds	$827,546	$ –	$730,317	$97,229
U.S. Government Bonds	$355,961	$ –	$355,961	$ –
Total Assets	$5,910,169	$ –	$5,812,940	$97,229

Bond Income

Corporate Bonds	$4,286,863	$ –	$4,286,863	$ –
Foreign Government Bonds	$247,259	$ –	$247,259	$ –
Municipal Bonds	$2,411,613	$ –	$2,411,613	$ –
Total Assets	$6,945,735	$ –	$6,945,735	$ –

Core Fund

Common Stocks	$3,215,789	$3,183,972	$ –	$ –
Corporate Bonds	$2,005,932	$ –	$2,381,546	$ –
Government Agency Bonds	$100,091	$ –	$100,091	$ –
Municipal Bonds	$224,301	$ –	$224,301	$ –
Total Assets	$5,889,910	$3,183,972	$2,705,938	$ –

Global High Income Fund

Common Stocks	$1,711,222	$1,216,628	$494,594	$ –
Preferred Stocks	$169,752	$169,752	$ –	$ –
Corporate Bonds	$1,512,395	$ –	$1,512,395	$ –
Foreign Government Bonds	$117,569	$ –	$117,569	$ –
Total Assets	$3,510,938	$1,386,380	$2,124,558	$ –

Growth Fund

Common Stocks	$23,756,768	$23,756,768	$ –	$ –
Total Assets	$23,756,768	$23,756,768	$ –	$ –

International Fund

Common Stocks	$131,435,085	$128,409,998	$3,025,087	$ –
Total Assets	$131,435,085	$128,409,998	$3,025,087	$ –

Idaho Tax Exempt Fund
Municipal Bonds	$14,659,748	$ –	$14,079,955	$579,793
Total Assets	$14,659,748	$ –	$14,079,955	$579,793

(1) During the period ended August 31, 2012, no Fund had transfers between Level 1 and Level 2.

Short Term Bond Fund
Level 3 Roll-Forward Municipal Securities
Beginning balance	$ 98,405
Total unrealized gains or losses	$ (1,176)
Purchases	$ –
Maturity	$ –
Transfers in and/or out of level 3	$ –
Ending Balance	$ 97,229

Idaho Tax Exempt Fund
Level 3 Roll-Forward Municipal Securities
Beginning balance	$ 608,948
Total unrealized gains or losses	$ (4,155)
Purchases	$ –
Called	$ (25,000)
Transfers in and/or out of level 3	$ –
Ending Balance	$ 579,793

New accounting pronouncement:
In May 2011, FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements" in GAAP and the International Financial Reporting Standards ("IFRSs"). ASU No. 2011- 04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as requried, additional disclosure has been included about fair value measurement.

Odd Lots:
The bid-side valuations provided by the independent pricing service are for institutional "round-lot" holdings ("Round Lots"). Round Lots consist of 100 bonds (approximately $100,000 each). Some of a Fund's holdings may consist of less than a Round Lot and are considered "Odd Lots." Odd Lot municipal bonds trade at a discount to Round Lots municipal bonds to compensate for the effect of the fixed costs associated with any trade. To reflect this discount, the Funds apply a discount to the valuation of Odd Lot municipal bonds holdings as shown in the following chart.

Total Face Value	Adjustment to Price
Under $10,000	– 0.750
$10,000 – $24,999	– 0.625
$25,000 – $49,999	– 0.500
$50,000 – $74,999	– 0.375
$75,000 – $99,999	– 0.250
$100,000 and up	none

Federal Income Taxes: The cost basis of investments for federal income tax purposes at August 31, 2012 was as follows:

	Short Term Bond	Bond Income	Core	Global High Income	Growth	International	Idaho Tax Exempt
Cost of investments	$5,798,458	$6,257,851	$5,199,472	$3,428,650	$14,823,564	$116,187,451	$13,698,873
Gross tax unrealized appreciation	112,067	687,884	834,241	118,273	10,044,881	27,113,116	962,898
Gross tax unrealized depreciation	356	–	143,803	35,985	1,111,677	11,865,482	2,023
Net tax unrealized appreciation	$111,711	$687,884	$690,438	$82,288	$8,933,204	$15,247,634	$960,875

Other:
For more information please see the Funds' most recent prospectus, summary prospectus, and annual report on the Funds' website at www.saturna.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. Before investing in any Saturna Investment Trust Fund, you should carefully consider the Fund's investment objectives, risks, and management fees and other expenses. To obtain a Fund's prospectus and summary prospectus, which contain this and other important information, visit www.saturna.com or call 800-728-8762 Please read the prospectus and summary prospectus carefully before investing.

Item 2. Controls and Procedures

(a) An evaluation was performed within 90 days of the filing of this report, under the supervisoin of and with the participation of the registrant's management, including the principal executive officer and the principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registant's disclosure controls and procedures were effective.

(b) The registant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occured during the registant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registant's internal control over financial reporting.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a – 2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: October 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: October 25, 2012

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: October 25, 2012